INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS
Summary of intangible assets

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2024
Measurement at cost
Goodwill	58,855,290	—	—	—	—	58,855,290	—	—	—	—	—	58,855,290
Brands	3,987,708	—	—	—	—	3,987,708	—	—	—	—	—	3,987,708
Other intangible assets(*)	227,358,694	45,918,031	—	—	(445,618)	272,831,107	(142,919,320)	(14,520)	—	(26,728,188)	(169,662,028)	103,169,079
TOTAL	290,201,692	45,918,031	—	—	(445,618)	335,674,105	(142,919,320)	(14,520)	—	(26,728,188)	(169,662,028)	166,012,077

	Gross carrying amount						Depreciation
	At the		Additions			At the	At the				At the	Net carrying
	beginning		by business			End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Impairment	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2023
Measurement at cost
Goodwill	67,565,834	—	—	(8,710,544)	—	58,855,290	—	—	—	—	—	58,855,290
Brands	3,987,708	—	—	—	—	3,987,708	—	—	—	—	—	3,987,708
Other intangible assets(*)	192,166,538	36,838,951	—	—	(1,646,795)	227,358,694	(112,660,272)	203,324	—	(30,462,372)	(142,919,320)	84,439,374
TOTAL	263,720,080	36,838,951	—	(8,710,544)	(1,646,795)	290,201,692	(112,660,272)	203,324	—	(30,462,372)	(142,919,320)	147,282,372

(*)mainly include systems and programs.

Summary of goodwill by cash generating units

	12/31/2024	12/31/2023
Supervielle Seguros S.A.	193,126	193,126
Banco Regional de Cuyo S.A.	1,012,562	1,012,562
InvertirOnline S.A.U. / Portal Integral de Inversiones S.A.U.	36,807,726	36,807,726
Micro Lending S.A.U.	20,270,772	20,270,772
Supervielle Agente de Negoación S.A.U.	102,225	102,225
Others	468,879	468,879
TOTAL	58,855,290	58,855,290

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2024	2025	2026	2027	2028	2029
Inflation (end of period)	117.8%	35.6%	25.9%	15.2%	8.3%	5.7%
Inflation (average)	236.8%	50.0%	27.6%	20.0%	11.3%	7.1%
Cost of funding (average)	39.9%	35.3%	25.9%	19.6%	14.5%	10.9%
Loan’s interest rate (average)	57.0%	49.3%	37.9%	29.6%	23.5%	18.9%
Number of borrowings originated by Micro Lending	23,630	23,500	23,508	23,508	23,508	23,508
InvertirOnline'Operating income	31,535	53,704	76,268	95,919	114,843	132,382